Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Vehicle	Total

Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	—	99,127
Additions	15,039	9,942	664	22,315	24,539	—	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	—	(20,699)
Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	—	142,464
Cost	62,235	38,086	7,716	84,726	—	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	—	(50,299)

Balance as of January 1, 2020	34,447	27,756	1,544	78,717	—	—	142,464
Additions	15,457	5,539	1,239	2,650	120,279	—	145,164
Write-offs	(2,432)	(6,191)	(535)	(41,376)	(963)	—	(51,497)
Transfers	(2,411)	516	(820)	14,279	(17,706)	—	(6,142)
Depreciation in the year	(11,179)	(5,004)	(425)	(9,349)	—	—	(25,957)
as of December 31, 2020	33,882	22,616	1,003	44,921	101,610	—	204,032
Cost	53,871	32,592	2,158	54,890	101,610	—	245,121
Accumulated depreciation	(19,989)	(9,976)	(1,155)	(9,969)	—	—	(41,089)

Balance as of January 1, 2021	33,882	22,616	1,003	44,921	101,610	—	204,032
Additions	37,469	93	229	4	63,250	34,399	135,444
Write-offs	(298)	(728)	(170)	(375)	(729)	—	(2,300)
Transfers	5	(15)	15	—	—	—	5
Foreign Exchange	(31)	245	(327)	3	—	—	(110)
Depreciation in the year	(13,096)	(3,990)	(60)	(5,353)	(35)	(573)	(23,107)
Balance as of December 31, 2021	57,931	18,221	690	39,200	164,096	33,826	313,964
Cost	89,376	31,813	1,584	54,535	164,096	34,399	375,803
Accumulated depreciation	(31,445)	(13,592)	(894)	(15,335)	—	(573)	(61,839)

Summary of intangible assets
(b)    Intangible assets

	Software	Goodwill	Customer list	Trademarks	Other intangible Assets	Total

Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)
Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452
Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)

Balance as of January 1, 2020	66,310	382,500	60,599	16,488	27,555	553,452
Additions	117,129	—	1,188	—	28,051	146,368
Business combination (Note 5(ii))	8,143	91,866	2,181	3,314	—	105,504
Write-offs	(22,064)	—	—	—	—	(22,064)
Transfers	2,857	—	—	—	3,285	6,142
Amortization in the year	(57,222)	—	(5,683)	(9,054)	(3,881)	(75,840)
Balance as of December 31, 2020	115,153	474,366	58,285	10,748	55,010	713,562
Cost	219,029	474,366	76,050	52,616	55,010	877,071
Accumulated amortization	(103,876)	—	(17,765)	(41,868)	—	(163,509)

Balance as of January 1, 2021	115,153	474,366	58,285	10,748	55,010	713,562
Additions	146,761	—	40,000	—	30,808	217,569
Business Combination	1,734	68,379	—	485	—	70,598
Write-offs	(13,536)	—	—	(1,000)	(2,675)	(17,211)
Transfers	51,994	—	—	485	(52,484)	(5)
Foreign Exchange	(971)	—	—	341	204	(426)
Amortization in the year	(148,803)	—	(5,796)	(8,492)	(21)	(163,112)
Balance as of December 31, 2021	152,332	542,745	92,489	2,567	30,842	820,975
Cost	303,724	542,745	116,050	88,877	30,918	1,082,314
Accumulated amortization	(151,392)	—	(23,561)	(86,310)	(76)	(261,339)

Summary of right-of-use assets and lease liabilities
d)    Leases
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2020	227,478	255,406
Additions (i)	62,003	55,820
Depreciation expense	(41,465)	—
Write-offs	(78,321)	(78,321)
Interest expense	—	19,456
Revaluation	(9,115)	(10,050)
Impairment	422	—
Effects of exchange rate	22,132	23,610
Payment of lease liabilities	—	(57,473)
As of December 31, 2020	183,134	208,448

Current	—	34,019
Non-current	183,134	174,429

As of January 1, 2021	183,134	208,448
Additions (i)	116,248	116,248
Depreciation expense	(45,511)	—
Write-offs	(856)	—
Interest expense	—	17,488
Revaluation	25,305	24,234
Effects of exchange rate	6,189	7,486
Payment of lease liabilities	—	(55,349)
As of December 31, 2021	284,509	318,555

Current	—	71,925
Non-current	284,509	246,630

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.